Cover	Aug. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41022
Entity Registrant Name	Rigel Resource Acquisition Corp
Entity Central Index Key	0001860879
Entity Tax Identification Number	98-1594226
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7 Bryant Park
Entity Address, Address Line Two	1045 Avenue of the Americas
Entity Address, Address Line Three	Floor 25
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(646)
Local Phone Number	453-2672
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false